Schedule of transaction with related parties (Details)	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Directors [member]
IfrsStatementLineItems [Line Items]
Advance from	$ (377,690)	$ (481,101)	$ (818,707)	$ (91,741)
Repayment to	745,121	949,134	346,597	50,150
Dividends paid	471,032	600,000	1,000,000	450,000
Subsidiary [Member]
IfrsStatementLineItems [Line Items]
Revenue from electrical works and installation services	1,233,716	1,571,507	1,067,593	4,146,774
Subcontractors' costs	(1,282,854)	(1,634,100)	(1,005,000)	(3,617,741)
Rental charged	$ 9,421	$ 12,000	$ 12,000	$ 4,000